As filed with the Securities and Exchange Commission on January 23, 1998
                        Securities Act File No. 33-20827
                    Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]

                         Pre-Effective Amendment No. __                 [ ]

                        Post-Effective Amendment No. 52                 [x]


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]



                                Amendment No. 54                        [x]



                               THE RBB FUND, INC.


          (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income
Portfolio: BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; NI Micro Cap Fund: NI Class; NI Growth Fund: NI Class; NI Growth & Value Fund: NI Class; NI Larger Cap Value Fund: NI Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Schneider Capital Management Value Fund; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)



       ------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                      -------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:

          GARY M. GARDNER, ESQUIRE                  MICHAEL P. MALLOY, ESQUIRE
          PNC Bank, National Association            Drinker Biddle & Reath LLP
          1600 Market Street, 28th Floor            1100 PNB Building
          Philadelphia, PA 19103                    1345 Chestnut Street
          (Name and Address of Agent for Service)   Philadelphia, PA  19107-3496

          It is proposed that this filing will become effective (check appropriate box)
                [ ]  immediately upon filing pursuant to paragraph (b)

                [ ]  on (date) pursuant to paragraph (b)

                [ ]  60 days after filing pursuant to paragraph (a)(1)
                [ ]  on (date) pursuant to paragraph (a)(1)
                [x]  75 days after filing pursuant to paragraph (a)(2)
                [ ] on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Title of Securities Being Registered:
                              Class YY Common Stock

                               THE RBB FUND, INC.
                    (SCHNEIDER CAPITAL MANAGEMENT VALUE FUND)

                              CROSS REFERENCE SHEET


FORM N-1A ITEM                              LOCATION
--------------                              --------
    Part A                                  Prospectus

1.  Cover Page............................  Cover Page

2.  Synopsis..............................  Introduction

3.  Condensed Financial Information.......  Not Applicable

4.  General Description of Registrant.....  Cover Page; The Fund; Investment
                                            Objectives and Policies

5.  Management of the Fund................  Management

6.  Capital Stock and Other Securities....  Cover Page; Dividends and
                                            Distributions; Multi Class
                                            Structure; Description of Shares

7.  Purchase of Securities Being Offered..  How to Purchase Shares; Net Asset
                                            Value

8.  Redemption or Repurchase..............  How to Redeem and Exchange Shares;
                                            Net Asset Value

9.  Legal Proceedings.....................  Inapplicable

                     SCHNEIDER CAPITAL MANAGEMENT VALUE FUND
                                       OF
                               THE RBB FUND, INC.

         Schneider Capital Management Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Fund offered by this Prospectus represent interests in the Fund. The Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, which Schneider Capital Management Company ("the Adviser") believes possess value characteristics.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated April __, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                 APRIL __, 1998

INTRODUCTION

         RBB is an open-end investment management company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-three separate investment portfolios. The Shares offered by this Prospectus represent interests in the Schneider Capital Management Value Fund. RBB was incorporated in Maryland on February 29, 1988.

FEE TABLE

         The following table illustrates annual operating expenses to be incurred by the Fund (after expected fee waivers and expense reimbursements) based on expenses expected to be incurred in the current fiscal period. An example based on the summary is also shown.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)(1)(2)......................................0.10%
Other Expenses (after expense reimbursements)..............................0.75%
Total Fund Operating Expenses (after waivers
and expense reimbursements)(2).............................................0.85%
                                                                           =====
   (1)      Management Fees are based on average daily net assets and are calculated daily and paid monthly.

   (2)      Before fee waivers and expense reimbursements, Management Fees would be 0.80%; and Total Fund Operating Expenses would be 1.55%.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:
                                                            ONE        THREE
                                                            YEAR       YEARS
                                                            ----       -----
         Schneider Capital Management Value Fund             $9         $27

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund. However, there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVES AND POLICIES

         The Fund's investment objective is to seek long-term capital growth. The Fund attempts to achieve its objective by investing, under normal market and economic conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. The Fund's portfolio holdings will include common stocks of companies having capitalizations of varying amounts that the Adviser believes possess value characteristics.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, industry literature, company reports, financial reports, company presentations, earnings power and growth and other investment criteria.

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. The Fund will invest in convertible securities without regard to their credit ratings.

         The Fund may invest in securities of foreign issuers up to __%. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. See "Risk Factors -- Foreign Securities" below and

"Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

         The Fund may also invest in derivative securities; debt securities issued by U.S. banks; corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         The Fund may lend securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn income that may partially offset expenses. These loans may not exceed 33 1/3% of the Fund's total assets. The documentation for these loans will provide that the Fund will receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. The Fund will pay reasonable administrative and custodial fees in connection with the loan of securities. The Fund will invest collateral in Short-Term Investments, and will bear the risk of loss of the invested collateral. In addition, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. The Fund's share of income from the loan collateral will be included in its gross investment income.

         The Fund may invest up to 15% of the value of its net assets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act"), as amended, but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase and reverse repurchase agreements and dollar rolls, financial futures contracts and options on futures contracts. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest up to 10% of its total assets in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.

INVESTMENT LIMITATIONS

         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed __%. [HIGH PORTFOLIO TURNOVER WILL GENERALLY RESULT IN HIGHER TRANSACTION COSTS TO THE FUND AND MAY RESULT IN THE REALIZATION OF SHORT-TERM CAPITAL GAINS THAT ARE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME].

RISK FACTORS

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         EQUITY MARKETS. The Fund invests primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Fund involves substantial risk. In addition, the Fund can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in this Fund involves risk of substantial loss of capital.

         FOREIGN SECURITIES. Investing in the securities of non-U.S. issuers involves opportunities and risks that are different from investing in the securities of U.S. issuers. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         Investment methods described in this Prospectus are among those that the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Schneider Capital Management Company, located at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of December 30, 1997, in excess of $1.8 billion. Schneider Capital Management Company is 100% employee-owned, with a staff of thirteen, and was founded in 1996.

         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.

         For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit total operating expenses of the Fund to an annual rate of not more than 0.85% of the average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and reimbursements at any time.

         The President and Chief Investment Officer of Schneider Capital Management Company, Arnold C. Schneider III, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Schneider founded Schneider Capital Management Company in 1996, and has managed the Fund since its inception. Prior to 1996, he was a senior vice president and partner of the Wellington Management Company ("Wellington"), where he was responsible for institutional accounts and mutual fund portfolios since 1987.

         John K. Schneider, Senior Vice President and Assistant Portfolio Manager, joined his brother at the inception of the firm and had previously been the Director of Research, Senior Vice President and Member of the Operating Committee of Newbold Asset Management. John brings ten years of investment experience to the firm, having started as a research analyst with Wilmington Capital in 1986.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving ___% of its minimum annual fee.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. These expenses include, but are not limited to: distribution fees; fees paid to the Adviser and PFPC; fees and expenses of officers and directors who are not affiliated with any of RBB's investment advisers, sub-advisers or the Distributor; taxes; interest; legal fees; custodian fees; auditing fees; brokerage fees and commissions; certain of the fees and expenses of registering and qualifying the Fund and the Shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing them annually to existing shareholders that are not attributable to a particular class of shares of RBB; the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; fidelity bond and directors and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses that are not expressly assumed by the Adviser under its investment advisory agreement with respect to the Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and of increasing its yield to investors.


HOW TO PURCHASE SHARES

GENERAL

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Schneider Capital Management Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Shareholders may not purchase shares of the Schneider Capital Management Value Fund with a check issued by a third party and endorsed over to the Fund. The name of the Fund, Schneider Capital Management Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $500,000, and subsequent minimum investments must be at least $50,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased and subsequent investments may be made without being subject to the minimum investment limitations at the discretion of the Adviser.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA  19103
                           ABA NUMBER:  0310-0005-3
                           CREDITING ACCOUNT NUMBER:  86-1108-2507
                           FROM:  (name of investor)
                           ACCOUNT NUMBER:  (Investor's account number with
                                               the Fund)
                           FOR PURCHASE OF: Schneider Capital Management
                                            Value Fund
                           AMOUNT:  (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Schneider Capital Management Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899- 8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares -- Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         Net asset value per share of the Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of shares outstanding. The net asset value of the Fund is calculated and securities are valued as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the average closing bid; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.03 billion shares are currently classified into 83 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO SCHNEIDER CAPITAL MANAGEMENT VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SCHNEIDER CAPITAL MANAGEMENT VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of _______, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, the Russell 1000 Value Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.


PENDING LEGAL PROCEEDINGS

         As of the date of this Prospectus, RBB understands that an injunction is being sought against Mr. Schneider, President and Chief Investment Officer of the Fund's Adviser, in Massachusetts Middlesex County Superior Court by partners of Wellington. The proceedings were instituted on December 13, 1996. RBB believes that the injunction request seeks to prevent Mr. Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                             ----------------------

                                TABLE OF CONTENTS
                                                                            PAGE

INTRODUCTION.................................................................  2
INVESTMENT OBJECTIVES AND POLICIES...........................................  3
INVESTMENT LIMITATIONS.......................................................  5
RISK FACTORS.................................................................  6
MANAGEMENT...................................................................  7
HOW TO PURCHASE SHARES....................................................... 10
HOW TO REDEEM AND EXCHANGE SHARES............................................ 12
NET ASSET VALUE.............................................................. 14
DIVIDENDS AND DISTRIBUTIONS.................................................. 14
TAXES    .................................................................... 15
DESCRIPTION OF SHARES........................................................ 16
OTHER INFORMATION............................................................ 17
PENDING LEGAL PROCEEDINGS.................................................... 18



                                   PROSPECTUS

                                 APRIL __, 1998

                                SCHNEIDER CAPITAL
                                   MANAGEMENT
                                   VALUE FUND

                                    SCHNEIDER
                                     CAPITAL
                                   MANAGEMENT
                                     COMPANY


INVESTMENT ADVISER
Schneider Capital Management Company
Wayne, Pennsylvania

CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities, Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

SCHNEIDER CAPITAL MANAGEMENT VALUE FUND
                                                                                                SCHNEIDER CAPITAL MANAGEMENT COMPANY

ACCOUNT APPLICATION

PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073
------------------  (Please check the appropriate box(es) below.)
| 1              |  |_|  Individual           |_|  Joint Tenant                   |_|  Other
| Account        |
| Registration:  |  ----------------------------------------------------------------------------------------------------------------
------------------  Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                    ----------------------------------------------------------------------------------------------------------------
                    NAME OF JOINT OWNER                                               JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                    For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

------------------
GIFT TO MINOR:      |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
------------------
                    ----------------------------------------------------------------------------------------------------------------
                    NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                    ----------------------------------------------------------------------------------------------------------------
                    NAME OF MINOR (ONLY ONE PERMITTED)

                    ----------------------------------------------------------------------------------------------------------------
                    MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------  ----------------------------------------------------------------------------------------------------------------
                    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                 NAME(S) OF TRUSTEE(S)

                    ----------------------------------------------------------------------------------------------------------------
                    TAXPAYER IDENTIFICATION NUMBER

------------------  ----------------------------------------------------------------------------------------------------------------
| 2              |  STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing        |
| Address:       |  ----------------------------------------------------------------------------------------------------------------
------------------  CITY                                                 STATE                                  ZIP CODE

                    ----------------------------------------------------------------------------------------------------------------
                    DAY PHONE NUMBER                                                                    EVENING PHONE NUMBER

------------------  Minimum initial investment of $1,000,000                    Amount of investment $____________
| 3              |
| Investment     |  Make the check payable to Schneider Capital Management Value Fund.
| Information:   |
------------------  Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the
                    Fund.
------------------
DISTRIBUTION        NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected below, both
OPTIONS:            dividends and capital gains will be reinvested in additional Fund shares.
------------------
                    DIVIDENDS     |_| Pay by check    |_|  Reinvest         CAPITAL GAINS    |_|  Pay by check    |_|  Reinvest

------------------  To use this option, you must initial the appropriate line below.
| 4              |  I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone      |  in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption:    |  Fund's current prospectus.
------------------
                    -------------------------------         -----------------------------Redeem shares, and send the proceeds to
                           individual initial                          joint initial     the address of record.

                    -------------------------------         -----------------------------Exchange shares for shares of RBB
                           individual initial                          joint initial     Money Market Fund.

------------------  The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled
| 5              |  purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of
| Automatic      |  money selected by you to be deducted from your checking account and used to purchase shares of the Fund.
| Investment     |
| Plan:          |  Please debit $________ from my checking account (named below on or about the 20th of the month.
------------------  Please attach an unsigned, voided check.
                    |_|  Monthly     |_|  Every Alternate Month          |_|  Quarterly   |_|  Other

------------------  ----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:     BANK NAME                                                              STREET ADDRESS OR P.O. BOX
------------------
                    ----------------------------------------------------------------------------------------------------------------
                    CITY                                        STATE                                    ZIP CODE

                    ----------------------------------------------------------------------------------------------------------------
                    BANK ABA NUMBER                                                           BANK ACCOUNT NUMBER


------------------  The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age
| 6              |  to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
| Signatures:    |  Fund in which I (we) am (are) investing.
------------------
                    Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                    Under penalties of perjury, I certify that:
                    (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                    (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                    NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                    BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                    REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                    REQUIRED TO AUDIT BACKUP WITHHOLDING.

                    ----------------------------------------------------------------------------------------------------------------
                    SIGNATURE OF APPLICANT                                                             DATE

                    ----------------------------------------------------------------------------------------------------------------
                    PRINT NAME                                                                 TITLE (IF APPLICABLE)

                    ----------------------------------------------------------------------------------------------------------------
                    SIGNATURE OF JOINT OWNER                                                           DATE

                    ----------------------------------------------------------------------------------------------------------------
                    PRINT NAME                                                                 TITLE (IF APPLICABLE)

                    (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                    For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                    MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE SCHNEIDER CAPITAL MANAGEMENT VALUE FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE  19899-8852

                     SCHNEIDER CAPITAL MANAGEMENT VALUE FUND

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


          This Statement of Additional Information provides supplementary information pertaining to shares (the "Shares") representing interest in the Schneider Capital Management Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Schneider Capital Management Value Fund Prospectus, dated April __, 1998 (the "Prospectus"). A copy of the Prospectus may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated April __, 1998.


                                    CONTENTS

GENERAL......................................................................  3
INVESTMENT OBJECTIVES AND POLICIES...........................................  3
DIRECTORS AND OFFICERS....................................................... 11
INVESTMENT ADVISORY, DISTRIBUTION
  AND SERVICING ARRANGEMENTS................................................. 15
PORTFOLIO TRANSACTIONS....................................................... 18
PURCHASE AND REDEMPTION INFORMATION.......................................... 19
VALUATION OF SHARES.......................................................... 20
PERFORMANCE AND YIELD INFORMATION............................................ 21
TAXES........................................................................ 22
ADDITIONAL INFORMATION CONCERNING RBB SHARES................................. 25
MISCELLANEOUS................................................................ 28
APPENDIX A...................................................................A-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

          The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-three separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

          LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Schneider Capital Management Company (the "Adviser"), to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

          INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. [The Fund does not presently intend to invest more than 5% of its net assets in indexed securities.]

          REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the

Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. [The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.]

          U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

          The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. [The Fund does not presently intend to invest more than 5% of net assets in U.S. Government obligations.]

          HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

          FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. [The Fund does not presently intend to invest more than 5% of net assets in futures contracts.]

          OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

          There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. [The Fund does not presently intend to invest more than 5% of net assets in options on futures.]

          BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

          The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of the comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.

          COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's Adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. [The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.]

          FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

          Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.


INVESTMENT LIMITATIONS.

          RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

          1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

          2. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          3. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

          4. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

          5. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

          6. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

          7. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          8. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

          The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

          Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

          Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless permitted under the 1940 Act.

                             DIRECTORS AND OFFICERS

          The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


================================================================================
                                     Position         Principal Occupation
Name and Address and Age             with Fund        During Past Five Years
------------------------             ---------        ----------------------
*Arnold M. Reichman -__              Director         Senior Managing
466 Lexington  Avenue                                 Director, Chief
New York, NY 10017                                    Operating Officer and
                                                      Assistant Secretary,
                                                      Warburg Pincus Asset
                                                      Management, Inc.;
                                                      Director and Executive
                                                      Officer of Counsellors
                                                      Securities Inc.;
                                                      Director/Trustee of
                                                      various investment
                                                      companies advised by
                                                      Warburg Pincus Asset
                                                      Management, Inc.

**Robert Sablowsky -__               Director         Senior Vice President,
110 Wall Street                                       Fahnestock Co., Inc.
New York, NY 10005                                    (a registered broker-
                                                      dealer); Prior to
                                                      October 1996,
                                                      Executive Vice
                                                      President of Gruntal &
                                                      Co., Inc. (a
                                                      registered broker-
                                                      dealer).

Francis J. McKay -__                 Director         Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA 19111                                Chase Cancer Center
                                                      (biomedical research
                                                      and medical care).

                                     Position         Principal Occupation
Name and Address and Age             with Fund        During Past Five Years
------------------------             ---------        ----------------------
Marvin E. Sternberg -__              Director         Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and
Bryn Mawr, PA  19010                                  President, Moyco
                                                      Industries, Inc.
                                                      (manufacturer of
                                                      dental supplies and
                                                      precision coated
                                                      abrasives); since
                                                      1968, Director and
                                                      President, Mart MMM,
                                                      Inc. (formerly
                                                      Montgomeryville
                                                      Merchandise Mart Inc.)
                                                      and Mart PMM, Inc.
                                                      (formerly Pennsauken
                                                      Merchandise Mart,
                                                      Inc.) (shopping
                                                      centers); and since
                                                      1975, Director and
                                                      Executive Vice
                                                      President, Cellucap
                                                      Mfg. Co., Inc.
                                                      (manufacturer of
                                                      disposable headwear).

Julian A. Brodsky -__                Director         Director and Vice
1234 Market Street                                    Chairman since 1969
16th Floor                                            Comcast Corporation
Philadelphia, PA 19107-                               (cable television and
3723                                                  communications);
                                                      Director Comcast
                                                      Cablevision of
                                                      Philadelphia (cable
                                                      television and
                                                      communications) and
                                                      Nextel (wireless
                                                      communications).

Donald van Roden -__                 Director         Self-employed
1200 Old Mill Lane                   and              businessman.  From
Wyomissing, PA  19610                Chairman         February 1980 to March
                                     of the           1987, Vice Chairman,
                                     Board            SmithKline Beecham
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director, AAA Mid-
                                                      Atlantic (auto
                                                      service); Director,
                                                      Keystone Insurance Co.

                                     Position         Principal Occupation
Name and Address and Age             with Fund        During Past Five Years
------------------------             ---------        ----------------------
Edward J. Roach -__                  President        Certified Public
Suite 100                            and              Accountant; Vice
Bellevue Park                        Treasurer        Chairman of the Board,
Corporate Center                                      Fox Chase Cancer
400 Bellevue Parkway                                  Center; Trustee
Wilmington, DE  19809                                 Emeritus, Pennsylvania
                                                      School for the Deaf;
                                                      Trustee Emeritus,
                                                      Immaculata College;
                                                      President or Vice
                                                      President and
                                                      Treasurer of various
                                                      investment companies
                                                      advised by PNC
                                                      Institutional
                                                      Management
                                                      Corporation; Director,
                                                      The Bradford Funds,
                                                      Inc.

Morgan R. Jones -__                  Secretary        Chairman of the law
Drinker Biddle & Reath LLP                            firm of Drinker Biddle
1345 Chestnut Street                                  & Reath LLP; Director,
Philadelphia, PA 19107-                               Rocking Horse Child
3496                                                  Care Centers of
                                                      America, Inc.

----------------------

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

          RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:


                             DIRECTORS' COMPENSATION


                                                                Total
                                      Pension or                Compensation
                                      Retirement                from
                                      Benefits     Estimated    Registrant
                        Aggregate     Accrued as   Annual       and Fund
                        Compensation  Part of      Benefits     Complex1
Name of Person/         from          Fund         Upon         Paid to
Position                Registrant    Expenses     Retirement   Directors
--------------          ------------  ----------   ----------   ------------
Julian A. Brodsky,         $16,000        N/A         N/A         $16,000
Director
Francis J. McKay,          $19,000        N/A         N/A         $19,000
Director
Arnold M. Reichman,        $  0           N/A         N/A         $   0
Director
Robert Sablowsky,          $ 8,000        N/A         N/A         $ 8,000
Director
Marvin E. Sternberg,       $19,000        N/A         N/A         $19,000
Director
Donald van Roden,          $24,000        N/A         N/A         $24,000
Director and
Chairman

----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

          On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by rbb's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from RBB.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

          ADVISORY AGREEMENT. Schneider Capital Management Company renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated _______, 1998 (the "Advisory Agreement").

          The Adviser is a [state in which incorporated] limited liability company, and has been managing assets for [types of customers] since 1996. The Adviser currently acts as investment adviser for _________ other investment companies registered under the 1940 Act. They are:_____________________________. As of [date], the Adviser managed approximately $_____________ in assets. The Adviser is a registered investment advisor under the Investment Advisors Act of 1940, as amended.

          The Adviser is an active, equity value manager that believes a disciplined fundamental approach can consistently add value in a market that has shown to be extremely efficient with current data, but less so with future events. Schneider Capital Management Co. is research intensive and focuses on new ideas, believing that the market is slow to react to change, particularly where out-of-favor stocks are concerned. The Advisor strives to act on them as soon as possible to generate above-average returns.

          The Adviser has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. The Adviser will select investments for the Fund. For its services to the Fund, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of .85% of the Fund's average daily net assets.

          The Fund bears its own expenses not specifically assumed by the Adviser. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Adviser; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the Adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

          Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

          The Advisory Agreement was approved on January 21, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may also be terminated by the Adviser on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

          PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

          ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated _________, 1998, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .___% of the Fund's average daily net assets, with a minimum annual fee of $_____ payable monthly on a pro rata basis.

          The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.


                             PORTFOLIO TRANSACTIONS

          Subject to policies established by the Board of Directors, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

          Investment decisions for the Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

          The Fund expects that its annual portfolio turnover rate will not exceed ___%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

          RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          The computation of the hypothetical offering price per Share of the Fund based on the value of the Fund's net assets on _________, 1998 and the Fund's Shares outstanding on such date is as follows:

                     SCHNEIDER CAPITAL MANAGEMENT VALUE FUND



Net Assets.....................................................         $_______

Outstanding Shares.............................................          _______

Net Asset Value per Share......................................         $_______

Maximum Sales Charge...........................................         $_______

Maximum Offering Price to Public...............................         $_______


                               VALUATION OF SHARES

          The net asset value per share of the Fund is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. A "Business Day" is any day that the NYSE is open for business. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the Fund's portfolio securities, cash and other assets, subtracting its actual and accrued liabilities, and dividing the result by the number of outstanding shares of the Fund. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the average closing bid. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the average closing bid. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

          In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

          TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for its shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                               ERV  1/n
                       T = [(-----) - 1]
                               P

         Where:    T =  average annual total return;

                 ERV =  ending redeemable value of a hypothetical
                        $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                   P =  hypothetical initial payment of $1,000; and

                   n = period covered by the computation, expressed in years.

          The Fund, when advertising its "aggregate total return," computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                             ERV
Aggregate Total Return =  [(-----) - 1]
                              P

          The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

          The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


          RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), ___ million shares are classified as Class YY Common Stock (Schneider Capital Management Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class YY Common Stock constitute the Schneider Capital Management Value Fund. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

          RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of the Fund will vote in the aggregate on all matters. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

          COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

          LITIGATION. There is currently no material litigation affecting RBB.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options;

and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          The following summarizes the ratings used by Moody's for corporate debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)  Financial Statements:

      (1) Included in Part A of the Registration Statement:


          None.


      (2) Incorporated by reference into Part B:


          None.



 (b)  Exhibits:                                                   SEE NOTE #

      (1) (a)  Articles of Incorporation of Registrant                 1

          (b)  Articles Supplementary of Registrant.                   1

          (c)  Articles of Amendment to Articles of                    2
               Incorporation of Registrant.

          (d)  Articles Supplementary of Registrant.                   2

          (e)  Articles Supplementary of Registrant.                   5

          (f)  Articles Supplementary of Registrant.                   6

          (g)  Articles Supplementary of Registrant.                   9

          (h)  Articles Supplementary of Registrant.                  10

          (i)  Articles Supplementary of Registrant.                  14

          (j)  Articles Supplementary of Registrant.                  14

          (k)  Articles Supplementary of Registrant.                  19

          (l)  Articles Supplementary of Registrant.                  19

          (m)  Articles Supplementary of Registrant.                  19

          (n)  Articles Supplementary of Registrant.                  19

          (o)  Articles Supplementary of Registrant.                  20

          (p)  Articles Supplementary of Registrant.                  23

          (q)  Articles Supplementary of Registrant.                  25

          (r)  Articles Supplementary of Registrant.                  27

          (s)  Articles of Amendment to Charter of the                28
               Registrant.

          (t)  Articles Supplementary of Registrant.                  28


      (2) By-Laws, as amended                                         28

      (3) None.

      (4) (a)  See Articles VI, VII, VIII, IX and XI of                1
               Registrant's Articles of Incorporation dated February
               17, 1988.

 (b)  Exhibits:                                                   SEE NOTE #

          (b)  See Articles II, III, VI, XIII, and XIV of             23
               Registrant's By-Laws as amended through April 26,
               1996.

      (5) (a)  Investment Advisory Agreement (Money Market)            3
               between Registrant and Provident
               Institutional Management Corporation, dated as of August 16, 1988.

          (b)  Sub-Advisory Agreement (Money Market) between           3
               Provident Institutional Management
               Corporation and Provident National Bank, dated as of August 16, 1988.

          (c)  Investment Advisory Agreement (Tax-Free Money           3
               Market) between Registrant and Provident
               Institutional Management Corporation, dated as of August 16, 1988.

          (d)  Sub-Advisory Agreement (Tax-Free Money                  3
               Market) between Provident Institutional
               Management Corporation and Provident National
               Bank, dated as of August 16, 1988.

          (e)  Investment Advisory Agreement (Government               3
               Obligations Money Market) between Registrant and Provident Institutional Management
               Corporation, dated as of August 16, 1988.

          (f)  Sub-Advisory Agreement (Government                      3
               Obligations Money Market) between Provident
               Institutional Management Corporation and
               Provident National Bank, dated as of August 16, 1988.

          (g)  Investment Advisory Agreement (Government               8
               Securities) between Registrant and Provident
               Institutional Management Corporation dated as of April 8, 1991.

          (h)  Investment Advisory Agreement (New York                 9
               Municipal Money Market) between Registrant and Provident Institutional Management
               Corporation dated November 5, 1991.

          (i)  Investment Advisory Agreement (Tax-Free Money          10
               Market) between Registrant and Provident
               Institutional Management Corporation dated
               April 21, 1992.

          (j)  Investment Advisory Agreement (BEA                     11
               International Equity Portfolio) between
               Registrant and BEA Associates.

          (k)  Investment Advisory Agreement (BEA Strategic           11
               Fixed Income Portfolio) between Registrant and BEA Associates.

          (l)  Investment Advisory Agreement (BEA Emerging            11
               Markets Equity Portfolio) between Registrant and BEA Associates.

 (b)  Exhibits:                                                   SEE NOTE #

          (m)  Investment Advisory Agreement (BEA U.S. Core           15
               Equity Portfolio) between Registrant and BEA
               Associates, dated as of October 27, 1993.

          (n)  Investment Advisory Agreement (BEA U.S. Core           15
               Fixed Income Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.

          (o)  Investment Advisory Agreement (BEA Global              15
               Fixed Income Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.

          (p)  Investment Advisory Agreement (BEA Municipal           15
               Bond Fund Portfolio) between Registrant and
               BEA Associates, dated as of October 27, 1993.

          (q) Investment Advisory Agreement (BEA Balanced) 16 between Registrant and BEA Associates.

          (r)  Investment Advisory Agreement (BEA Short               16
               Duration Portfolio) between Registrant and
               BEA Associates.

          (s)  Investment Advisory Agreement (n/i Micro Cap           23
               Fund) between Registrant and Numeric
               Investors, L.P.

          (t)  Investment Advisory Agreement (n/i Growth              23
               Fund) between Registrant and Numeric
               Investors, L.P.

          (u)  Investment Advisory Agreement (n/i Growth &            23
               Value Fund) between Registrant and Numeric
               Investors, L.P.

          (v)  Investment Advisory Agreement (BEA Global              24
               Telecommunications Portfolio) between
               Registrant and BEA Associates.

          (w)  Investment Advisory Agreement (Boston                  26
               Partners Large Cap Value Fund) between
               Registrant and Boston Partners Asset
               Management, L.P.

          (x)  Investment Advisory Agreement (Boston                  28
               Partners Mid Cap Value Fund) between
               Registrant and Boston Partners Asset
               Management, L.P.


          (y)  Investment Advisory Agreement (n/i Larger Cap          31
               Value Fund) between Registrant and Numeric
               Investors, L.P. dated December 1, 1997.

          (z)  Investment Advisory Agreement (Boston                  31
               Partners Bond Fund) between Registrant and
               Boston Partners Asset Management, L.P. dated
               December 1, 1997.

 (b)  Exhibits:                                                   SEE NOTE #


          (aa) Form of Investment Advisory Agreement
               (Schneider Capital Management Value Fund) between Registrant and Schneider Capital
               Management Company.


      (6) (r)  Distribution Agreement and Supplements                  8
               (Classes A through Q) between the Registrant and Counsellors Securities Inc. dated as of April 10, 1991.

          (s)  Distribution Agreement Supplement (Classes L,           9
               M, N and 0) between the Registrant and
               Counsellors Securities Inc. dated as of
               November 5, 1991.

          (t)  Distribution Agreement Supplements (Classes             9
               R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors Securities
               Inc. dated as of November 5, 1991.

          (u)  Distribution Agreement Supplement (Classes T,          10
               U and V) between the Registrant and
               Counsellors Securities Inc. dated as of
               September 18, 1992.

          (w)  Distribution Agreement Supplement (Classes X,          14
               Y, Z and AA) between the Registrant and
               Counselors Securities Inc.

          (x)  Distribution Agreement Supplement (Classes BB          18
               and CC) between Registrant and Counsellors
               Securities Inc. dated as of October 26, 1994.

          (z)  Distribution Agreement Supplement (Classes L,          19
               M, N and O) between the Registrant and
               Counsellors Securities Inc.

          (aa) Distribution Agreement Supplement (Classes R,          19
               S) between the Registrant and Counsellors
               Securities Inc.

          (bb) Distribution Agreement Supplements (Classes            19
               Alpha 1 through Theta 4) between the
               Registrant and Counsellors Securities Inc.

          (cc) Distribution Agreement Supplement (Janney              20
               Classes) between the Registrant and
               Counsellors Securities Inc.

          (dd) Distribution Agreement Supplement ni Classes           23
               (Classes FF, GG and HH) between Registrant and Counsellors Securities Inc.

          (ee) Distribution Agreement Supplement (Classes             24
               II, JJ, KK, and LL) between Registrant and
               Counsellors Securities Inc.

          (ff) Distribution Agreement Supplement (Classes             24
               MM, NN, OO, and PP) between Registrant and
               Counsellors Securities Inc.

 (b)  Exhibits:                                                   SEE NOTE #

          (gg) Distribution Agreement Supplement (Class QQ)           26
               between Registrant and Counsellors Securities
               Inc.

          (hh) Distribution Agreement Supplement (Class RR)           27
               between Registrant and Counsellors Securities
               Inc.

          (ii) Distribution Agreement Supplement (Class SS)           27
               between Registrant and Counsellors Securities
               Inc.

          (jj) Distribution Agreement Supplement (Class TT)           28
               between Registrant and Counsellors Securities
               Inc.

          (kk) Distribution Agreement Supplement (Class UU)           28
               between Registrant and Counsellors Securities
               Inc.


          (ll) Distribution Agreement Supplement (Class VV)           31
               between Registrant and Counsellors
               Securities, Inc.

          (mm) Distribution Agreement Supplement (Class WW)           31
               between Registrant and Counsellors
               Securities, Inc.

          (nn) Distribution Agreement Supplement (Class XX)           31
               between Registrant and Counsellors
               Securities, Inc.

          (oo) Form of Distribution Agreement Supplement
               (Class YY) between Registrant and Counsellors
               Securities, Inc.


      (7) Fund Office Retirement Profit-Sharing and Trust             29
          Agreement, dated as of October 24, 1990, as amended.

      (8) (a)  Custodian Agreement between Registrant and              3
               Provident National Bank dated as of
               August 16, 1988.

          (b)  Sub-Custodian Agreement among The Chase                10
               Manhattan Bank, N.A., the Registrant and
               Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.

          (e)  Amendment No. 1 to Custodian Agreement dated            9
               August 16, 1988.

          (f)  Agreement between Brown Brothers Harriman &            10
               Co. and Registrant on behalf of BEA
               International Equity Portfolio, dated
               September 18, 1992.

          (g)  Agreement between Brown Brothers Harriman &            10
               Co. and Registrant on behalf of BEA Strategic
               Fixed Income Portfolio, dated September 18,
               1992.

 (b)  Exhibits:                                                   SEE NOTE #

          (h)  Agreement between Brown Brothers Harriman &            10
               Co. and Registrant on behalf of BEA Emerging
               Markets Equity Portfolio, dated September 18,
               1992.

          (i)  Agreement between Brown Brothers Harriman &            15
               Co. and Registrant on behalf of BEA Emerging
               Markets Equity, BEA International Equity, BEA
               Strategic Fixed Income and BEA Global Fixed
               Income Portfolios, dated as of November 29,
               1993.

          (j)  Agreement between Brown Brothers Harriman &            15
               Co. and Registrant on behalf of BEA U.S. Core
               Equity and BEA U.S. Core Fixed Income Portfolios dated as of November 29, 1993.

          (k)  Custodian Contract between Registrant and              18
               State Street Bank and Trust Company.

          (l)  Custody Agreement between Registrant and               23
               Custodial Trust Company on behalf of n/i
               Micro Cap Fund, n/i Growth Fund and n/i
               Growth & Value Fund Portfolios of the
               Registrant.

          (m)  Custodian Agreement Supplement Between                 26
               Registrant and PNC Bank, National Association dated October 16, 1996.

          (n)  Custodian Agreement Supplement between                 27
               Registrant and Brown Brothers Harriman & Co.
               on behalf of the BEA Municipal Bond Fund.

          (o)  Custodian Agreement Supplement between                 28
               Registrant and PNC Bank, National
               Association, on behalf of the Boston Partners
               Mid Cap Value Fund.


          (p)  Custody Agreement between Registrant and               31
               Custodial Trust Company on behalf of the n/i
               Larger Cap Value Fund.


          (q)  Custodian Agreement Supplement between                 31
               Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund.

          (r)  Form of Custodian Agreement Supplement between
               Registrant and PNC Bank, N.A. on behalf of the Schneider Capital Management
               Value Fund.


      (9) (a)  Transfer Agency Agreement (Sansom Street)               3
               between Registrant and Provident Financial
               Processing Corporation, dated as of
               August 16, 1988.

          (b)  Transfer Agency Agreement (Cash Preservation)           3
               between Registrant and Provident Financial
               Processing Corporation, dated as of
               August 16, 1988.

 (b)  Exhibits:                                                   SEE NOTE #

          (c)  Shareholder Servicing Agreement (Sansom                 3
               Street Money Market).

          (d)  Shareholder Servicing Agreement (Sansom                 3
               Street Tax-Free Money Market).

          (e)  Shareholder Servicing Agreement (Sansom                 3
               Street Government Obligations Money Market).

          (f)  Shareholder Services Plan (Sansom Street                3
               Money Market).

          (g)  Shareholder Services Plan (Sansom Street Tax-           3
               Free Money Market).

          (h)  Shareholder Services Plan (Sansom Street                3
               Government Obligations Money Market).

          (i)  Transfer Agency Agreement (Bedford) between             3
               Registrant and Provident Financial Processing
               Corporation, dated as of August 16, 1988.

          (j)  Administration and Accounting Services                  8
               Agreement between Registrant and Provident
               Financial Processing Corporation, relating to
               Government Securities Portfolio, dated as of April 10, 1991.

          (k)  Administration and Accounting Services                  9
               Agreement between Registrant and Provident
               Financial Processing Corporation, relating to
               New York Municipal Money Market Portfolio dated as of November 5, 1991.

          (l)  Administration and Accounting Services                 10
               Agreement between Registrant and Provident
               Financial Processing Corporation (BEA
               International Equity) dated September 18,
               1992.

          (m)  Administration and Accounting Services                 10
               Agreement between Registrant and Provident
               Financial Processing Corporation (BEA
               Strategic Fixed Income) dated September 18,
               1992.

          (n)  Administration and Accounting Services                 10
               Agreement between Registrant and Provident
               Financial Processing Corporation (BEA
               Emerging Markets Equity) dated September 18,
               1992.

          (o)  Transfer Agency Agreement and Supplements               9
               (Bradford, Alpha (now known as Janney), Beta,
               Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial
               Processing Corporation dated as of November
               5, 1991.

          (p)  Transfer Agency Agreement Supplement (BEA)             10
               between Registrant and Provident Financial
               Processing Corporation dated as of September
               19, 1992.

 (b)  Exhibits:                                                   SEE NOTE #

          (q)  Administrative Services Agreement between              10
               Registrant and Counsellor's Fund Services,
               Inc. (BEA Portfolios) dated September 18,
               1992.

          (r)  Administration and Accounting Services                 10
               Agreement between Registrant and Provident
               Financial Processing Corporation, relating to
               Tax-Free Money Market Portfolio, dated as of April
               21, 1992.

          (s)  Transfer Agency Agreement Supplement (BEA              15
               U.S. Core Equity, BEA U.S. Core Fixed Income,
               BEA Global Fixed Income and BEA Municipal
               Bond Fund Portfolios) between Registrant and
               PFPC Inc. dated as October 27, 1993.

          (t)  Administration and Accounting Services Agreement       15
               between Registrant and PFPC Inc.
               relating to BEA U.S. Core Equity Portfolio dated as of October 27, 1993.

          (u)  Administration and Accounting Services Agreement       15
               between Registrant and PFPC Inc.
               (BEA U.S. Core Fixed Income Portfolio) dated
               October 27, 1993.

          (v)  Administration and Accounting Services                 15
               Agreement between Registrant and PFPC Inc.
               (International Fixed Income Portfolio) dated
               October 27, 1993.

          (w)  Administration and Accounting Services                 15
               Agreement between Registrant and PFPC Inc.
               (Municipal Bond Fund Portfolio) dated
               October 27, 1993.

          (x)  Transfer Agency Agreement Supplement (BEA              18
               Balanced and Short Duration Portfolios)
               between Registrant and PFPC Inc. dated
               October 26, 1994.

          (y)  Administration and Accounting Services Agreement       18
               between Registrant and PFPC Inc.
               (BEA Balanced Portfolio) dated October 26, 1994.

          (z)  Administration and Accounting Services                 18
               Agreement between Registrant and PFPC Inc.
               (BEA Short Duration Portfolio) dated
               October 26, 1994.

          (aa) Administrative Services Agreement Supplement           18
               between Registrant and Counsellors Fund
               Services, Inc. (BEA Classes) dated
               October 26, 1994.

          (bb) Transfer Agency and Service Agreement between          21
               Registrant and State Street Bank and Trust
               Company and PFPC, Inc. dated February 1,
               1995.

 (b)  Exhibits:                                                   SEE NOTE #

          (cc) Supplement to Transfer Agency and Service              21
               Agreement between Registrant, State Street
               Bank and Trust Company, Inc. and PFPC dated
               April 10, 1995.

          (dd) Amended and Restated Credit Agreement dated            22
               December 15, 1994.

          (ee) Transfer Agency Agreement Supplement (n/i              23
               Micro Cap Fund, n/i Growth Fund and n/i
               Growth & Value Fund) between Registrant and
               PFPC, Inc. dated April 14, 1996.

          (ff) Administration and Accounting Services                 23
               Agreement between Registrant and PFPC, Inc.
               (n/i Micro Cap Fund) dated April 24, 1996.

          (gg) Administration and Accounting Services                 23
               Agreement between Registrant and PFPC, Inc.
               (n/i Growth Fund) dated April 24, 1996.

          (hh) Administration and Accounting Services                 23
               Agreement between Registrant and PFPC, Inc.
               (n/i Growth & Value Fund) dated April 24,
               1996.

          (ii) Administrative Services Agreement between              23
               Registrant and Counsellors Fund Services,
               Inc. (n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund) dated April 24,
               1996.

          (jj) Administration and Accounting Services                 24
               Agreement between Registrant and PFPC, Inc.
               (BEA Global Telecommunications Portfolio).

          (kk) Co-Administration Agreement between                    24
               Registrant Investor and BEA Associates (BEA
               International Equity Investor Portfolio).

          (ll) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA
               International Equity Advisor Portfolio).

          (mm) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA Emerging
               Markets Equity Investor Portfolio).

          (nn) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA Emerging
               Markets Equity Advisor Portfolio).

          (oo) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA High Yield
               Investor Portfolio).

          (pp) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA High Yield
               Advisor Portfolio).

          (qq) Co-Administration Agreement between                    24
               Registrant and BEA Associates (BEA Global
               Telecommunications Investor Portfolio).

 (b)  Exhibits:                                                   SEE NOTE #

          (rr)  Co-Administration Agreement between                   24
                Registrant and BEA Associates (BEA Global
                Telecommunications Advisor Portfolio).

          (ss)  Transfer Agreement and Service Agreement              24
                between Registrant and State Street Bank and
                Trust Company.

          (tt)  Administration and Accounting Services                27
                Agreement between the Registrant and PFPC
                Inc. dated October 16, 1996 (Boston Partners
                Large Cap Value Fund).

          (uu)  Transfer Agency Agreement Supplement between          26
                Registrant and PFPC Inc. (Boston Partners
                Large Cap Value Fund, Institutional Class).

          (vv)  Transfer Agency Agreement Supplement between          26
                Registrant and PFPC Inc. (Boston Partners
                Large Cap Value Fund, Investor Class).

          (ww)  Transfer Agency Agreement Supplement between          26
                Registrant and PFPC Inc. (Boston Partners
                Large Cap Value Fund, Advisor Class).

          (xx)  Transfer Agency Agreement Supplement between          28
                Registrant and PFPC Inc., (Boston Partners
                Mid Cap Value Fund, Institutional Class).

          (yy)  Transfer Agency Agreement Supplement between          28
                Registrant and PFPC Inc., (Boston Partners
                Mid Cap Value Fund, Investor Class).

          (zz)  Administration and Accounting Services                28
                Agreement between Registrant and PFPC Inc.
                dated, May 30, 1997 (Boston Partners Mid Cap
                Value Fund).


          (aaa) Transfer Agency Agreement Supplement (n/i             31
                Larger Cap Value Fund) between Registrant and
                PFPC, Inc. dated December 1, 1997.

          (bbb) Administration and Accounting Services                31
                Agreement between Registrant and PFPC, Inc.
                dated December 1, 1997 (n/i Larger Cap Value
                Fund).

          (ccc) Co-Administration Agreement between                   31
                Registrant and Bear Stearns Funds Management,
                Inc. dated December 1, 1997 (n/i Larger Cap
                Value Fund).

          (ddd) Administrative Services Agreement between             31
                Registrant and Counsellors Fund Services,
                Inc. dated December 1, 1997 (n/i Larger Cap
                Value Fund)

          (eee) Transfer Agency Agreement Supplement between          31
                Registrant and PFPC, Inc. dated December 1,
                1997 (Boston Partners Bond Fund,
                Institutional Class).

 (b)  Exhibits:                                                   SEE NOTE #


          (fff) Transfer Agency Agreement Supplement between          31
                Registrant and PFPC, Inc. dated December 1,
                1997 (Boston Partners Bond Fund, Investor
                Class).

          (ggg) Administration and Accounting Services                31
                Agreement between Registrant and PFPC, Inc.
                dated December 1, 1997 (Boston Partners Bond
                Fund).

          (hhh) Form of Administration and Accounting
                Services Agreement between Registrant and
                PFPC Inc. (Schneider Capital Management Value
                Fund).

          (iii) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider
                Capital Management Value Fund).

          (jjj) Form of Administrative Services Agreement between Registrant and Counsellors Fund
                Services, Inc. (Schneider Capital Management
                Value Fund).

     (11) (a)   Consent of Counsel.


     (12)       None.

     (13) (a)   Subscription Agreement (relating to Classes A          2
                through N).

          (b)   Subscription Agreement between Registrant and          7
                Planco Financial Services, Inc., relating to
                Classes O and P.

          (c)   Subscription Agreement between Registrant and          7
                Planco Financial Services, Inc., relating to
                Class Q.

          (d)   Subscription Agreement between Registrant and          9
                Counsellors Securities Inc. relating to
                Classes R, S, and Alpha 1 through Theta 4.

          (e)   Subscription Agreement between Registrant and         10
                Counsellors Securities Inc. relating to
                Classes T, U and V.

          (f)   Subscription Agreement between Registrant and         18
                Counsellor's Securities Inc. relating to
                Classes BB and CC.

          (g)   Purchase Agreement between Registrant and             23
                Numeric Investors, L.P. relating to Class FF
                (n/i Micro Cap Fund).

          (h)   Purchase Agreement between Registrant and             23
                Numeric Investors, L.P. relating to Class GG
                (n/i Growth Fund).

          (i)   Purchase Agreement between Registrant and             23
                Numeric Investors, L.P. relating to Class HH
                (n/i Growth & Value Fund).

 (b)  Exhibits:                                                   SEE NOTE #

          (j)   Subscription Agreement between Registrant and         24
                Counsellors Securities, Inc. relating to
                Classes II through PP.

          (k)   Purchase Agreement between Registrant and             27
                Boston Partners Asset Management, L.P.
                relating to Classes QQ, RR and SS (Boston
                Partners Large Cap Value Fund).

          (l)   Purchase Agreement between Registrant and             28
                Boston Partners Asset Management, L.P.
                relating to Classes TT and UU (Boston
                Partners Mid Cap Value Fund).

          (m)   Purchase Agreement between Registrant and             31
                Boston Partners Asset Management L.P.relating to Classes VV and WW (Boston Partners Bond
                Fund).

          (n)   Purchase Agreement between Registrant and             31
                Numeric Investors, L.P. relating to Class XX
                (n/i Larger Cap Value Fund).


     (14)       None.

     (15) (a)   Plan of Distribution (Sansom Street Money              3
                Market).

          (b)   Plan of Distribution (Sansom Street Tax-Free           3
                Money Market).

          (c)   Plan of Distribution (Sansom Street                    3
                Government Obligations Money Market).

          (d)   Plan of Distribution (Cash Preservation                3
                Money).

          (e)   Plan of Distribution (Cash Preservation Tax-           3
                Free Money Market).

          (f)   Plan of Distribution (Bedford Money Market).           3

          (g)   Plan of Distribution (Bedford Tax-Free Money           3
                Market).

          (h)   Plan of Distribution (Bedford Government               3
                Obligations Money Market).

          (i)   Plan of Distribution (Income Opportunities             7
                High Yield).

          (j)   Amendment No. 1 to Plans of Distribution               8
                (Classes A through Q).

          (k)   Plan of Distribution (Alpha (now known as              9
                Janney) Money Market).

          (l)   Plan of Distribution (Alpha (now known as              9
                Janney) Tax-Free Money Market (now known as the Municipal Money Market)).

          (m)   Plan of Distribution (Alpha (now known as              9
                Janney) Government Obligations Money Market).

 (b)  Exhibits:                                                   SEE NOTE #

          (n)   Plan of Distribution (Alpha (now known as              9
                Janney) New York Municipal Money Market).

          (o)   Plan of Distribution (Beta Money Market).              9

          (p)   Plan of Distribution (Beta Tax-Free Money              9
                Market).

          (q)   Plan of Distribution (Beta Government                  9
                Obligations Money Market).

          (r)   Plan of Distribution (Beta New York Money              9
                Market).

          (s)   Plan of Distribution (Gamma Money Market).             9

          (t)   Plan of Distribution (Gamma Tax-Free Money             9
                Market).

          (u)   Plan of Distribution (Gamma Government                 9
                Obligations Money Market).

          (v)   Plan of Distribution (Gamma New York                   9
                Municipal Money Market).

          (w)   Plan of Distribution (Delta Money Market).             9

          (x)   Plan of Distribution (Delta Tax-Free Money             9
                Market).

          (y)   Plan of Distribution (Delta Government                 9
                Obligations Money Market).

          (z)   Plan of Distribution (Delta New York                   9
                Municipal Money Market).

          (aa)  Plan of Distribution (Epsilon Money Market).           9

          (bb)  Plan of Distribution (Epsilon Tax-Free Money           9
                Market).

          (cc)  Plan of Distribution (Epsilon Government               9
                Municipal Money Market).

          (dd)  Plan of Distribution (Epsilon New York                 9
                Municipal Money Market).

          (ee)  Plan of Distribution (Zeta Money Market).              9

          (ff)  Plan of Distribution (Zeta Tax-Free Money              9
                Market).

          (gg)  Plan of Distribution (Zeta Government                  9
                Obligations Money Market).

          (hh)  Plan of Distribution (Zeta New York Municipal          9
                Money Market).

          (ii)  Plan of Distribution (Eta Money Market).               9

          (jj)  Plan of Distribution (Eta Tax-Free Money               9
                Market).

          (kk)  Plan of Distribution (Eta Government                   9
                Obligations Money Market).

 (b)  Exhibits:                                                   SEE NOTE #

          (ll)  Plan at Distribution (Eta New York Municipal           9
                Money Market).

          (mm)  Plan of Distribution (Theta Money Market).             9

          (nn)  Plan of Distribution (Theta Tax-Free Money             9
                Market).

          (oo)  Plan of Distribution (Theta Government                 9
                Obligations Money Market).

          (pp)  Plan of Distribution (Theta New York                   9
                Municipal Money Market).

          (qq)  Plan of Distribution (BEA International               24
                Equity Investor).

          (rr)  Plan of Distribution (BEA International               24
                Equity Advisor).

          (ss)  Plan of Distribution (BEA Emerging Markets            24
                Equity Investor).

          (tt)  Plan of Distribution (BEA Emerging Markets            24
                Equity Advisor).

          (uu)  Plan of Distribution (BEA High Yield                  24
                Investor).

          (vv)  Plan of Distribution (BEA High Yield                  24
                Advisor).

          (ww)  Plan of Distribution (BEA Global                      24
                Telecommunications Investor).

          (xx)  Plan of Distribution (BEA Global                      24
                Telecommunications Advisor).

          (yy)  Plan of Distribution (Boston Partners Large           26
                Cap Value Fund Institutional Class)

          (zz)  Plan of Distribution (Boston Partners Large           27
                Cap Value Fund Investor Class)

          (aaa) Plan of Distribution (Boston Partners Large           27
                Cap Value Fund Advisor Class)

          (bbb) Plan of Distribution (Boston Partners Mid Cap         27
                Value Fund Investor Class)

          (ccc) Plan of Distribution (Boston Partners Mid Cap         27
                Value Fund Institutional Class)


          (ddd) Plan of Distribution (Boston Partners Bond            31
                Fund Institutional Class).

          (eee) Plan of Distribution (Boston Partners Bond            31
                Fund Investor Class).


     (16) (a)   Schedule for Computation of Performance               29
                Quotations for the Money Market and Boston
                Partners Portfolios.

 (b)  Exhibits:                                                   SEE NOTE #

          (b)   Schedule for Computation of Performance               30
                Quotations for the BEA Portfolios.

          (c)   Schedule for Computation of Performance               31
                Quotations for the n/i Portfolios.


     (17) Not Applicable.

     (18) Not Applicable.



NOTE #

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-
   Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

27 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

28 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

29 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.


30 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 50 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

31 Incorporated herein by reference to the same exhibit number of Post-
   Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 26. NUMBER OF HOLDERS OF SECURITIES

         The following information is given as of November 15, 1997.

TITLE OF CLASS OF COMMON STOCK                          NUMBER OF RECORD HOLDERS
------------------------------                          ------------------------
a)  Cash Preservation Money Market                                    42
b)  Cash Preservation Municipal Money Market                          59
c)  Sansom Street Money Market                                         3
d)  Sansom Street Municipal Money Market                               0
e)  Sansom Street Government Obligations Money Market                  0
f)  Bedford Money Market                                          143205
g)  Bedford New York Municipal Money Market                         3191
h)  RBB Government Securities                                        530
i)  Bedford Municipal Money Market                                  6713
j)  Bedford Government Obligations Money Market                    10999
k)  BEA International Equity - Institutional Class                   442
l)  BEA International Equity - Investor Class                          0
m)  BEA International Equity - Advisor Class                          11
n)  BEA High Yield - Institutional Class                             102
o)  BEA High Yield - Investor Class                                    0
p)  BEA High Yield - Advisor Class                                    10
q)  BEA Emerging Markets Equity - Institutional Class                 47
r)  BEA Emerging Markets Equity - Investor Class                       0
s)  BEA Emerging Markets Equity - Advisor Class                       10
t)  BEA U.S. Core Equity                                              93
u)  BEA U.S. Core Fixed Income                                        64
v)  BEA Strategic Global Fixed Income                                 28
w)  BEA Municipal Bond Fund                                           38
x)  BEA Short Duration                                                 0
y)  BEA Balanced                                                       0
z)  BEA Global Telecommunications - Investor Class                     0
aa) BEA Global Telecommunications - Advisor Class                     21
bb) Janney Montgomery Scott
    Money Market                                                   95911
cc) Janney Montgomery Scott
    Municipal Money Market                                          4319
dd) Janney Montgomery Scott
    Government Obligations Money Market                            33839
ee) Janney Montgomery Scott
    New York Municipal Money Market                                 1407
ff) ni Micro Cap                                                    3628

gg) ni Growth                                                       3581
hh) ni Growth & Value                                               3024
ii) Boston Partners Large Cap Value Fund - Institutional
    Class                                                             28
jj) Boston Partners Large Cap Value Fund - Investor Class             32
kk) Boston Partners Large Cap Value Fund - Advisor Class               0
ll) Boston Partners Mid Cap Value Fund - Investor Class               19
mm) Boston Partners Mid Cap Value Fund - Institutional Class          26

Item 27. INDEMNIFICATION

          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                    Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                    Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                    Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                    Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


          Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric, Boston Partners and Schneider Capital Management are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28, 1997, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 31, 1997, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 27, 1997, Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on July 17, 1997, and Schedules
B and D of Schneider Capital Management's FORM ADV (File No. 801-52502) filed on July 16, 1996, respectively.


          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNB Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                         PNC BANK, NATIONAL ASSOCIATION
                                    DIRECTORS

POSITION WITH                                                      TYPE
PNC BANK         NAME            OTHER BUSINESS CONNECTIONS        OF BUSINESS
--------         ----            --------------------------        -----------

Director  B.R. Brown             President and C.E.O. of           Coal
                                 Consol, Inc.
                                 Consol Plaza
                                 Pittsburgh, PA  15241

Director  Constance E. Clayton   Associate Dean, School of         Medical
                                 Health & Professor of Pediatrics
                                 Medical College of PA

                                 Hahnemann University
                                 430 East Sedgwick St.
                                 Philadelphia, PA  19119

Director  Eberhard Faber IV      Chairman and C.E.O.               Manufacturing
                                 E.F.L., Inc.
                                 450 Hedge Road
                                 P.O. Box 49
                                 Bearcreek, PA  18602

Director  Dr. Stuart Heydt       President and C.E.O.              Medical
                                 Geisinger Foundation
                                 100 N. Academy Avenue
                                 Danville, PA  17822

Director  Edward P. Junker, III  Vice Chairman                     Banking
                                 PNC Bank, N.A.
                                 Ninth and State Streets
                                 Erie, PA  16553

Director  Thomas A. McConomy     President, C.E.O. and             Manufacturing
                                 Chairman, Calgon Carbon
                                   Corporation
                                 413 Woodland Road
                                 Sewickley, PA  15143

Director  Thomas H. O'Brien      Chairman                          Banking
                                 PNC Bank, National Association
                                 One PNC Plaza, 30th Floor
                                 Pittsburgh, PA  15265

Director  Dr. J. Dennis          Provost, The Smithsonian          Education
           O'Connor              Institution
                                 1000 Jefferson Drive, S.W.
                                 Room 230, MRC 009
                                 Washington, DC  20560

Director  Rocco A. Ortenzio      Chairman and C.E.O.               Medical
                                 Continental Medical Systems, Inc.
                                 P.O. Box 715
                                 Mechanicsburg, PA  17055

Director  Jane G. Pepper         President                         Horticulture
                                 Pennsylvania Horticulture Society
                                 325 Walnut Street
                                 Philadelphia, PA  19106

Director  Robert C. Robb, Jr.    President, Lewis, Eckert, Robb    Financial
                                 & Company                         and
                                 425 One Plymouth Meeting          Management
                                 Plymouth Meeting, PA  19462       Consultants

Director  James E. Rohr          President and C.E.O.              Bank Holding
                                 PNC Bank, National Association    Company
                                 One PNC Plaza, 30th Floor
                                 Pittsburgh, PA  15265

Director  Daniel M. Rooney       President, Pittsburgh Steelers    Football
                                 Football Club of the National
                                 Football League
                                 300 Stadium Circle
                                 Pittsburgh, PA  15212

Director  Seth E. Schofield      Chairman, President and C.E.O.    Airline
                                 USAir Group, Inc. and USAir, Inc.
                                 2345 Crystal Drive
                                 Arlington, VA  22227



                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


John E. Alden                    Senior Vice President

James C. Altman                  Senior Vice President

Lila M. Bachelier                Senior Vice President

R. Perrin Baker                  Chief Market Counsel, Northwest PA

James R. Bartholomew             Senior Vice President

Peter R. Begg                    Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


Donald G. Berdine                Senior Vice President

Ben Berzin, Jr.                  Senior Vice President

James H. Best                    Senior Vice President

Eva T. Blum                      Senior Vice President

Susan B. Bohn                    Senior Vice President

George Brikis                    Executive Vice President

Michael Brundage                 Senior Vice President

Anthony J. Cacciatore            Senior Vice President

Richard C. Caldwell              Executive Vice President

Craig T. Campbell                Senior Vice President

J. Richard Carnall               Executive Vice President

Edward V. Caruso                 Executive Vice President

Peter K. Classen                 President & CEO, PNC Bank, Northeast, Pa

James P. Conley                  Senior Vice President/Credit Policy

Andra D. Cochran                 Senior Vice President

Sharon Coghlan                   Coordinating Market Chief Counsel, Philadelphia

James P. Conley                  Senior Vice President

C. David Cook                    Senior Vice President

Alfred F. Cordasco               Supervising Counsel, Pittsburgh, PA

Robert Crouse                    Senior Vice President

Peter M. Crowley                 Senior Vice President

Keith P. Crytzer                 Senior Vice President

John J. Daggett                  Senior Vice President

Peter J. Donchak                 Senior Vice President

Anuj Dhanda                      Senior Vice President

Victor M. DiBattista             Chief Regional Counsel

Frank H. Dilenschneider          Senior Vice President

Thomas C. Dilworth               Senior Vice President

Alfred J. DiMatteis              Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


James Dionise                    Senior Vice President and C.F.O.

Patrick S. Doran                 Vice President, Head of Consumer Lending

Robert D. Edwards                Senior Vice President

David J. Egan                    Senior Vice President

J. Lynn Evans                    Senior Vice President & Controller

William E. Fallon                Senior Vice President

James M. Ferguson, III           Senior Vice President

Charles J. Ferrero               Senior Vice President

Frederick C. Frank, III          Executive Vice President

William J. Friel                 Executive Vice President

John F. Fulgoney                 Senior Counsel & Corporate Secretary

Brian K. Garlock                 Senior Vice President

George D. Gonczar                Senior Vice President

Richard C. Grace                 Senior Vice President

James S. Graham                  Senior Vice President

Michael J. Hannon                Senior Vice President

Stephen G. Hardy                 Senior Vice President

Michael J. Harrington            Senior Vice President

Marva H. Harris                  Senior Vice President

Maurice H. Hartigan, II          Executive Vice President

G. Thomas Hewes                  Senior Vice President

Sylvan M. Holzer                 Senior Vice President

Bruce C. Iacobucci               Senior Vice President

John M. Infield                  Senior Vice President

Philip C. Jackson                Senior Vice President

William J. Johns                 Controller

William R. Johnson               Audit Director

Edward P. Junker, III            Vice Chairman

Robert D. Kane                   Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


Michael D. Kelsey                Chief Compliance Counsel

Jack Kelly                       Senior Vice President

Geoffrey R. Kimmel               Senior Vice President

Randall C. King                  Senior Vice President

Christopher M. Knoll             Senior Vice President

Richard C. Krauss                Senior Vice President

Frank R. Krepp                   Senior Vice President & Chief Credit Policy
Officer

Kenneth P. Leckey                Senior Vice President & Cashier

Marilyn R. Levins                Senior Vice President

Carl J. Lisman                   Executive Vice President

George Lula                      Senior Vice President

Jane E. Madio                    Senior Vice President

Nicholas M. Marsini, Jr.         Senior Vice President

John A. Martin                   Senior Vice President

David O. Matthews                Senior Vice President

Walter B. McClellan              Senior Vice President

James F. McGowan                 Senior Vice President

Charlotte B. McLaughlin          Senior Vice President

James C. Mendelson               Senior Vice President

James W. Meighen                 Senior Vice President

Scott C. Meves                   Senior Vice President

Ralph S. Michael, III            Executive Vice President

J. William Mills                 Senior Vice President

Barbara A. Misner                Senior Vice President

Marlene D. Mosco                 Senior Vice President

Scott Moss                       Senior Vice President

Peter F. Moylan                  Senior Vice President

Michael B. Nelson                Executive Vice President

Thomas J. Nist                   Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

Thomas H. O'Brien                Chairman

James F. O'Day                   Senior Vice President

Cynthia G. Osofsky               Senior Vice President

Thomas E. Paisley, III           Senior Vice President

Barbara Z. Parker                Executive Vice President

George R. Partridge              Senior Vice President

Daniel J. Panlick                Senior Vice President

David M. Payne                   Senior Vice President

Charles C. Pearson, Jr.          President and CEO, PNC Bank, Central PA

Helen P. Pudlin                  Senior Vice President

Edward V. Randall, Jr.           President and CEO, PNC Bank, Pittsburgh

Arthur F. Rodman, III            Senior Vice President

Richard C. Rhoades               Senior Vice President

Bryan W. Ridley                  Senior Vice President

James E. Rohr                    President and Chief Executive Officer

Gary Royer                       Senior Vice President

Robert T. Saltarelli             Senior Vice President

Robert V. Sammartino             Senior Vice President

William Sayre, Jr.               Senior Vice President

Alfred J. Schiavetti             Senior Vice President

David W. Schoffstall             Executive Vice President

Seymour Schwartzberg             Senior Vice President

Timothy G. Shack                 Senior Vice President

Douglas E. Shaffer               Senior Vice President

Alfred A. Silva                  Senior Vice President

George R. Simon                  Senior Vice President

Richard L. Smoot                 President and CEO of PNC Bank, Philadelphia

Timothy N. Smyth                 Senior Vice President

Kenneth S. Spatz                 Senior Vice President

Darcel H. Steber                 Senior Vice President

Robert L. Tassome                Senior Vice President

Jane B. Tompkins                 Senior Vice President

Robert B. Trempe                 Senior Vice President

Kevin M. Tucker                  Senior Vice President

Alan P. Vail                     Senior Vice President

Frank T. VanGrofski              Executive Vice President

Ronald H. Vicari                 Senior Vice President

William A. Wagner                Senior Vice President

Patrick M. Wallace               Senior Vice President

Annette M. Ward-Kredel           Senior Vice President

Robert S. Wrath                  Senior Vice President

Arlene M. Yocum                  Senior Vice President

Carole Yon                       Senior Vice President

George L. Ziminski, Jr.          Senior Vice President


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103
                                     1600 Market Street, Philadelphia, PA  19103
                                     17th and Chestnut Streets,
                                       Philadelphia, PA 19103

(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)  PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)  PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA  19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(9)  PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11) PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12) Provcor Properties, Inc., Broad and Chestnut Streets,
     Philadelphia, PA 19101.

(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17) PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18) PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE  19899.

(19) PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20) PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(21) Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(22) Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(23) Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(24) Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(25) Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


Item 29.  PRINCIPAL UNDERWRITER

          (a) Counsellors Securities Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

          Warburg Pincus Cash Reserve Fund
          Warburg Pincus New York Tax Exempt Fund
          Warburg Pincus New York Intermediate Municipal Fund
          Warburg Pincus Intermediate Maturity Government Fund
          Warburg Pincus Fixed Income Fund
          Warburg Pincus Global Fixed Income Fund
          Warburg Pincus Capital Appreciation Fund
          Warburg Pincus Emerging Growth Fund
          Warburg Pincus International Equity Fund
          Warburg Pincus Japan OTC Fund
          Warburg Pincus Growth & Income Fund
          Warburg Pincus Balanced Fund
          Warburg Pincus Emerging Markets Fund
          Warburg Pincus Global Post-Venture Capital Fund
          Warburg Pincus Health Sciences Fund
          Warburg Pincus Institutional Fund
          Warburg Pincus Japan Growth Fund
          Warburg Pincus Post-Venture Capital Fund
          Warburg Pincus Small Company Growth Fund
          Warburg Pincus Small Company Value Fund
          Warburg Pincus Strategic Value Fund
          Warburg Pincus Trust
          Warburg Pincus Trust II

          (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

     (2)  Counsellors Securities Inc., 466 Lexington Avenue, New York,
          New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7)  Numeric Investors, L.P., 1 Memorial Drive, Cambridge,
          Massachusetts 02142 (records relating to its function as investment adviser).

     (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).


Item 31.  MANAGEMENT SERVICES

              None.

Item 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.


     (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 52 with respect to the Schneider Capital Management Value Fund.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 23rd day of January, 1998.


                                            THE RBB FUND, INC.



                                            By:  /S/ EDWARD J. ROACH
                                                 Edward J. Roach
                                                 President and Treasurer


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                   TITLE                           DATE
        ---------                   -----                           ----


/S/EDWARD J. ROACH          President (Principal              January 23, 1998
Edward J. Roach             Executive Officer) and
                            Treasurer (Principal
                            Financial and Accounting
                            Officer)


*DONALD VAN RODEN           Director                          January 23, 1998
Donald van Roden

*FRANCIS J. MCKAY           Director                          January 23, 1998
Francis J. McKay

*MARVIN E. STERNBERG        Director                          January 23, 1998
Marvin E. Sternberg

*JULIAN A. BRODSKY          Director                          January 23, 1998
Julian A. Brodsky

*ARNOLD M. REICHMAN         Director                          January 23, 1998
Arnold M. Reichman

*ROBERT SABLOWSKY           Director                          January 23, 1998
Robert Sablowsky


*By:/S/EDWARD J. ROACH                                        January 23, 1998
    Edward J. Roach
    Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Edward J. Roach, hereby constitutes and appoints Michael P. Malloy, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as an officer of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.


DATED:   April 23, 1997


/S/ EDWARD J. ROACH
    Edward J. Roach

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ DONALD VAN RODEN
    Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ MARVIN E. STERNBERG
    Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ ARNOLD REICHMAN
    Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ FRANCIS J. MCKAY
    Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ JULIAN BRODSKY
    Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ ROBERT SABLOWSKY
    Robert Sablowsky

                               THE RBB FUND, INC.



                                  EXHIBIT INDEX



EXHIBITS


5(aa) Form of Investment Advisory Agreement (Schneider Capital Management Value Fund) between Registrant and Schneider Capital Management Company.

6(oo) Form of Distribution Agreement Supplement (Class YY) between Registrant and Counsellors Securities, Inc.

8(r) Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Schneider Capital Management Value Fund.

9(hhh) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Schneider Capital Management Value Fund).

9(iii) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider Capital Management Value Fund).

9(jjj) Form of Administrative Services Agreement between Registrant and Counsellors Fund Services, Inc. (Schneider Capital Management Value Fund).

(11)(a) Consent of Counsel.